Schedule of lease liabilities and carrying amounts (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Opening balance	$ 415,786	$ 256,637
Additions	152,161	366,721
Lease payments	(140,729)	(257,623)
Lease interest	55,057	50,051
Effect of foreign exchange	15,594
Closing balance	497,870	415,786
Current	35,000	92,580
Non-current	462,869	323,206
Total	$ 497,870	$ 415,786